SCHEDULE OF RECONCILIATION OF FINANCIAL INFORMATION IN INVESTMENT (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2022 SGD ($)
IfrsStatementLineItems [Line Items]
Group's equity interest	20.00%	20.00%
Carrying value	$ 161,726	$ 195,073	$ 220,950	$ 239,424
Total for all associates [member]
IfrsStatementLineItems [Line Items]
Adjusted net assets		$ 975,364	1,104,749
Group's equity interest	20.00%	20.00%
Group share of net assets		$ 195,073	220,950
Carrying value		$ 195,073	$ 220,950